Note 13 - Long-Term Debt (Details)				12 Months Ended
	Oct. 31, 2013 USD ($)	Jan. 31, 2013 USD ($)	Oct. 31, 2012 USD ($)	Oct. 31, 2012 Canadian Government Loan [Member] USD ($)	Oct. 31, 2012 Canadian Government Loan [Member] CAD	Oct. 31, 2013 Canadian Government Loan [Member] USD ($)	Jan. 25, 2013 Toronto Dominion Bank (TD) [Member] Revolving Credit Facility [Member] USD ($)	Oct. 31, 2013 Toronto Dominion Bank (TD) [Member] Letter of Credit [Member] USD ($)	Jan. 25, 2013 Toronto Dominion Bank (TD) [Member] Letter of Credit [Member] USD ($)	Oct. 31, 2012 Toronto Dominion Bank (TD) [Member] Letter of Credit [Member] USD ($)	Jan. 25, 2013 Toronto Dominion Bank (TD) [Member] USD ($)
Note 13 - Long-Term Debt (Details) [Line Items]
Long-term Debt	$ 40,441,000		$ 43,331,000	$ 43,000,000		$ 40,300,000
Debt Instrument, Interest Rate, Effective Percentage				7.02%	7.02%
Debt Instrument, Periodic Payment, Principal (in Dollars)				3,800,000	4,000,000
Debt Instrument, Periodic Payment, Principal				3,800,000	4,000,000
Debt Instrument, Fair Value Disclosure				48,800,000		43,500,000
Line of Credit Facility, Maximum Borrowing Capacity		60,000,000					20,000,000		60,000,000		80,000,000
Term of Credit Facility											1 year
Line of Credit Facility, Amount Outstanding								36,900,000		30,600,000
Line of Credit Facility, Remaining Borrowing Capacity			$ 900,000